UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22611

NT Equity Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo

President and Principal Executive Officer

NT Equity Long/Short Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT EQUITY LONG/SHORT STRATEGIES FUND	JUNE 30, 2014 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 98.2%
Global Macro – 8.3%
(Cost $7,994,000)
Discovery Global Opportunity Partners, L.P.	$9,241,000
Non-U.S. Equity Hedge – 32.6%
(Cost $32,247,000)
Cooper Square Fund, L.P.	10,281,000
Eb Asia Absolute Return Fund Limited	8,533,000
Pelham Long/Short Fund, L.P.	9,407,000
Zebedee Focus Fund Limited	8,313,000
36,534,000
Sector Hedge – 11.9%
(Cost $7,900,000)
Broadfin Healthcare Fund, L.P.	8,568,000
Consonance Capital Investors, L.P.	4,771,000
13,339,000
U.S. Equity Hedge – 45.4%
(Cost $44,877,000)
Black Diamond Thematic, L.P.	6,826,000
The Collectors’ Qualified Fund, L.P.	8,249,000
Lakewood Capital Partners, L.P.	9,059,000
Sheffield Institutional Partners, L.P.	8,035,000
Tourbillon Global Equities, LLC	10,216,000
Trian Partners, L.P.	8,409,000
50,794,000
Total Investments in Sub-Funds
(Cost $93,018,000)	$109,908,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 1.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	2,026,000	$2,026,000
Total Cash Equivalent
(Cost $2,026,000)		$2,026,000
TOTAL INVESTMENTS – 100.0%
(Cost $95,044,000)		$111,934,000
Other Assets less Liabilities – 0.0%		33,000
NET ASSETS – 100.0%		$111,967,000

(1) Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds.

(2) At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $91,000 with net purchases of approximately $1,935,000 during the three months ended June 30, 2014.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At June 30, 2014, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Global Macro	8.3%
Non-U.S. Equity Hedge	32.6
Sector Hedge	11.9
U.S. Equity Hedge	45.4
Cash Equivalent and Other Assets Less Liabilities	1.8
Total	100.0%

At June 30, 2014, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 15.1%	$15,311,000	$16,846,000
United States – 83.1%	77,707,000	93,062,000
Total		$109,908,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or less and a notification period of 90 days or less.

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund may utilize the following valuation technique when Level 3 investments are present: The Fund may value certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or greater and a notification period of 90 days or greater, a side-pocket agreement, a lock-up period, or have implemented other restrictions on liquidity.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the leveling inputs used in valuing the Fund’s investments, which are carried at fair value, as of June 30, 2014.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Global Macro	$-	$9,241	$-	$9,241
Non-U.S. Equity Hedge	-	35,238	1,296	36,534
Sector Hedge	-	11,781	1,558	13,339
U.S. Equity Hedge	-	50,794	-	50,794
Cash Equivalent	2,026	-	-	2,026
Total	$2,026	$107,054	$2,854	$111,934

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2014, there were no transfers between Level 1 or Level 2 based on levels assigned to the securities on March 31, 2014.

QUARTERLY REPORT	1	NT EQUITY LONG/SHORT STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued

NT EQUITY LONG/SHORT STRATEGIES FUND	JUNE 30, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS/ (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) (000S)	PURCH- ASES (000S)	SALES (000S)	TRANS- FERS INTO LEVEL 3 (000S)*	TRANSFER OUT OF LEVEL 3 (000S)*	STRATEGY RECLASSIFI- CATION† (000S)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/14 (000S)
Sub-Funds
Long/ Short Equity	$1,601	$—	$(43)	$—	$—	$—	$—	(1,558)	$—	$—
Non-U.S. Equity Hedge	2,214	—	(47)	275	—	—	(1,146)	—	1,296	(25)
Sector Hedge	—	—	—	—	—	—	—	1,558	1,558	(43)
Total Investments	$3,815	$—	$(90)	$275	$—	—	$(1,146)	$—	$2,854	$(68)

† As of June 30, 2014, Sub-Fund investments totaling $1,558,000 in fair value were reclassified from the Long/Short Equity investment strategy to the Sector Hedge investment strategy. These reclassifications were made in the current period to provide further transparency and more accurate description of the investments.

* The fair value of Transfers Into and Out of Level 3 were measured using the fair value as of the end of the period. Transfers Out of Level 3 include investments in Sub-Funds that were previously categorized as Level 3 investments, with a fair value of $1,146,000, which have been re-classified as Level 2 for the three months ended June 30, 2014. Such transfers were primarily the result of the changes in redemption terms and the Fund’s ability to redeem from these Sub-Funds within 90 days of the statement of assets and liabilities date.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of June 30, 2014.

NT EQUITY LONG/SHORT STRATEGIES FUND	2	QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Equity Long/Short Strategies Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2014

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2014